Distribution Date:	10/20/25	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: JPMBB 2014-C23 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	39,986,233.47	509,723.02	140,005.13	0.00	0.00	649,728.15	39,476,510.45	87.71%	23.62%
B	46643ABK8	4.536549%	62,698,000.00	62,698,000.00	0.00	237,027.12	0.00	0.00	237,027.12	62,698,000.00	68.19%	19.00%
C	46643ABL6	4.536549%	52,531,000.00	52,531,000.00	0.00	198,591.21	0.00	0.00	198,591.21	52,531,000.00	51.84%	15.12%
D	46643AAG8	4.036549%	96,588,000.00	96,588,000.00	0.00	324,901.83	0.00	0.00	324,901.83	96,588,000.00	21.77%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	85,507.27	0.00	0.00	85,507.27	30,502,000.00	12.28%	5.75%
F	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	42,753.64	0.00	0.00	42,753.64	15,251,000.00	7.53%	4.62%
NR*	46643AAN3	3.364000%	62,697,834.00	24,188,304.28	0.00	71,931.02	0.00	0.00	71,931.02	24,188,304.28	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	0.00	48,102.60	0.00	0.00	48,102.60	12,257,000.00	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	334,001,537.75	509,723.02	1,148,819.82	0.00	0.00	1,658,542.84	333,491,814.73

X-A	46643ABG7	0.334949%	1,035,364,000.00	39,986,233.47	0.00	11,161.12	0.00	0.00	11,161.12	39,476,510.45
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.172549%	30,502,000.00	30,502,000.00	0.00	29,804.24	0.00	0.00	29,804.24	30,502,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	46643AAC7	1.172549%	15,251,000.00	15,251,000.00	0.00	14,902.12	0.00	0.00	14,902.12	15,251,000.00
X-E	46643AAE3	1.172549%	62,697,834.00	24,188,304.28	0.00	23,634.98	0.00	0.00	23,634.98	24,188,304.28
Notional SubTotal			1,240,402,834.00	206,515,537.75	0.00	119,747.46	0.00	0.00	119,747.46	206,005,814.73

Deal Distribution Total					509,723.02	1,268,567.28	0.00	0.00	1,778,290.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46643ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643ABJ1	462.68581461	5.89807017	1.62001724	0.00000000	0.00000000	0.00000000	0.00000000	7.51808741	456.78774444
B	46643ABK8	1,000.00000000	0.00000000	3.78045743	0.00000000	0.00000000	0.00000000	0.00000000	3.78045743	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.78045744	0.00000000	0.00000000	0.00000000	0.00000000	3.78045744	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	3.36379084	0.00000000	0.00000000	0.00000000	0.00000000	3.36379084	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	2.80333322	0.00000000	0.00000000	0.00000000	0.00000000	2.80333322	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	2.80333355	0.00000000	0.00000000	0.00000000	0.00000000	2.80333355	1,000.00000000
NR	46643AAN3	385.79170502	0.00000000	1.14726483	(0.06576208)	24.10476875	0.00000000	0.00000000	1.14726483	385.79170502
UH5	46643AAQ6	1,000.00000000	0.00000000	3.92450029	0.00000000	0.00000000	0.00000000	0.00000000	3.92450029	1,000.00000000
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	38.62045954	0.00000000	0.01077990	0.00000000	0.00000000	0.00000000	0.00000000	0.01077990	38.12814667
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	0.97712412	0.00000000	0.00000000	0.00000000	0.00000000	0.97712412	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	0.97712412	0.00000000	0.00000000	0.00000000	0.00000000	0.97712412	1,000.00000000
X-E	46643AAE3	385.79170502	0.00000000	0.37696645	0.00000000	0.00000000	0.00000000	0.00000000	0.37696645	385.79170502

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/25 - 09/30/25	30	0.00	140,005.13	0.00	140,005.13	0.00	0.00	0.00	140,005.13	0.00
B	09/01/25 - 09/30/25	30	0.00	237,027.12	0.00	237,027.12	0.00	0.00	0.00	237,027.12	0.00
C	09/01/25 - 09/30/25	30	0.00	198,591.21	0.00	198,591.21	0.00	0.00	0.00	198,591.21	0.00
D	09/01/25 - 09/30/25	30	0.00	324,901.83	0.00	324,901.83	0.00	0.00	0.00	324,901.83	0.00
E	09/01/25 - 09/30/25	30	0.00	85,507.27	0.00	85,507.27	0.00	0.00	0.00	85,507.27	0.00
F	09/01/25 - 09/30/25	30	0.00	42,753.64	0.00	42,753.64	0.00	0.00	0.00	42,753.64	0.00
NR	09/01/25 - 09/30/25	30	1,515,439.93	67,807.88	0.00	67,807.88	(4,123.14)	0.00	0.00	71,931.02	1,511,316.79
UH5	09/01/25 - 09/30/25	30	0.00	48,102.60	0.00	48,102.60	0.00	0.00	0.00	48,102.60	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/25 - 09/30/25	30	0.00	11,161.12	0.00	11,161.12	0.00	0.00	0.00	11,161.12	0.00
X-B	09/01/25 - 09/30/25	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	09/01/25 - 09/30/25	30	0.00	29,804.24	0.00	29,804.24	0.00	0.00	0.00	29,804.24	0.00
X-D	09/01/25 - 09/30/25	30	0.00	14,902.12	0.00	14,902.12	0.00	0.00	0.00	14,902.12	0.00
X-E	09/01/25 - 09/30/25	30	0.00	23,634.98	0.00	23,634.98	0.00	0.00	0.00	23,634.98	0.00
Totals			1,515,439.93	1,264,444.14	0.00	1,264,444.14	(4,123.14)	0.00	0.00	1,268,567.28	1,511,316.79

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	39,986,233.47	509,723.02	140,005.13	0.00	0.00	649,728.15	39,476,510.45
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.536549%	62,698,000.00	62,698,000.00	0.00	237,027.12	0.00	0.00	237,027.12	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.536549%	52,531,000.00	52,531,000.00	0.00	198,591.21	0.00	0.00	198,591.21	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	155,215,233.47	509,723.02	575,623.46	0.00	0.00	1,085,346.48	154,705,510.45

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information

Total Available Distribution Amount (1)	1,778,290.30
Gain-on-Sale Proceeds Reserve Account Beginning Balance	0.00
Gain-on-Sale Proceeds Reserve Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,268,353.72	Master Servicing Fee	2,350.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	708.50
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	139.17
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	501.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,268,353.72	Total Fees	3,909.58

Principal		Expenses/Reimbursements
Scheduled Principal	452,240.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,610.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(8,733.99)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	57,482.86	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	509,723.02	Total Expenses/Reimbursements	(4,123.14)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,268,567.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	509,723.02
Gain-on-Sale Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,778,290.30
Total Funds Collected	1,778,076.74	Total Funds Distributed	1,778,076.74

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	321,744,537.75	321,744,537.75	Beginning Certificate Balance	334,001,537.75
(-) Scheduled Principal Collections	452,240.16	452,240.16	(-) Principal Distributions	509,723.02
(-) Unscheduled Principal Collections	57,482.86	57,482.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	321,234,814.73	321,234,814.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	322,194,127.70	322,194,127.70	Ending Certificate Balance	333,491,814.73
Ending Actual Collateral Balance	321,787,116.83	321,787,116.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	6,278,222.48	1.95%	(10)	4.5975	(0.405143)	1.35 or less	5	215,872,297.29	67.20%	(14)	4.5981	1.105784
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	116,662,063.09	36.32%	(14)	4.6209	1.156545	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	198,294,529.16	61.73%	(14)	4.5078	1.556549	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	321,234,814.73	100.00%	(14)	4.5506	1.372941	1.81 to 2.00	1	105,000,000.00	32.69%	(14)	4.4525	1.912000
								2.01 or greater	1	362,517.44	0.11%	47	4.7200	4.326500
								Totals	7	321,234,814.73	100.00%	(14)	4.5506	1.372941
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	10,356.00	0.00%	47	4.7200	4.326500
							Mixed Use	1	93,294,529.16	29.04%	(14)	4.5700	1.156500
California	2	89,725,214.02	27.93%	(13)	4.4868	1.162653
							Office	2	131,936,849.07	41.07%	(14)	4.5781	1.753609
Connecticut	1	51,779.98	0.02%	47	4.7200	4.326500
							Other	1	45,975,214.02	14.31%	(13)	4.3430	1.353500
Florida	1	9,032.73	0.00%	47	4.7200	4.326500
							Retail	2	49,665,705.04	15.46%	(14)	4.6323	0.764710
Georgia	1	10,931.33	0.00%	47	4.7200	4.326500
							Self Storage	21	362,517.44	0.11%	47	4.7200	4.326500
Indiana	1	11,506.66	0.00%	47	4.7200	4.326500
							Totals	27	321,234,814.73	100.00%	(14)	4.5506	1.372941
Kentucky	1	25,314.66	0.01%	47	4.7200	4.326500
Louisiana	1	9,780.67	0.00%	47	4.7200	4.326500
Maine	1	7,134.13	0.00%	47	4.7200	4.326500
Mississippi	1	24,163.99	0.01%	47	4.7200	4.326500
New Mexico	1	24,163.99	0.01%	47	4.7200	4.326500
New York	2	198,294,529.16	61.73%	(14)	4.5078	1.556549
Ohio	1	15,246.33	0.00%	47	4.7200	4.326500
Oklahoma	1	11,219.00	0.00%	47	4.7200	4.326500
Pennsylvania	3	60,122.32	0.02%	47	4.7200	4.326500
South Carolina	1	5,915,705.04	1.84%	(14)	4.5900	(0.695100)
Tennessee	2	26,948,068.07	8.39%	(14)	5.0674	1.137528
Texas	4	62,135.98	0.02%	47	4.7200	4.326500
Washington	1	18,410.66	0.01%	47	4.7200	4.326500
Totals	27	321,234,814.73	100.00%	(14)	4.5506	1.372941

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	45,975,214.02	14.31%	(13)	4.3430	1.353500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	204,210,234.20	63.57%	(14)	4.5102	1.491322	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	44,112,517.44	13.73%	(13)	4.6387	0.989749	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	26,936,849.07	8.39%	(14)	5.0675	1.136200	49 months or greater	7	321,234,814.73	100.00%	(14)	4.5506	1.372941
	Totals	7	321,234,814.73	100.00%	(14)	4.5506	1.372941	Totals	7	321,234,814.73	100.00%	(14)	4.5506	1.372941
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	320,872,297.29	99.89%	(14)	4.5504	1.369604	Interest Only	3	194,725,214.02	60.62%	(14)	4.4683	1.566717
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	2	32,852,554.11	10.23%	(14)	4.9815	0.806441
	Totals	6	320,872,297.29	99.89%	(14)	4.5504	1.369604	240 to 299 months	1	93,294,529.16	29.04%	(14)	4.5700	1.156500
								300 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	320,872,297.29	99.89%	(14)	4.5504	1.369604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	6	277,484,814.73	86.38%	(14)	4.5368	1.437717	120 months or less	1	362,517.44	0.11%	47	4.7200	4.326500
	13 to 24 months	1	43,750,000.00	13.62%	(14)	4.6380	0.962100	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	362,517.44	0.11%	47	4.7200	4.326500
	Totals	7	321,234,814.73	100.00%	(14)	4.5506	1.372941
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	389,593.75	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	10/01/25
2	883100292	MU	New York	NY	Actual/360	4.570%	355,828.62	139,682.51	0.00	N/A	08/11/24	08/11/27	93,434,211.67	93,294,529.16	07/11/25
7	302581007	98	San Diego	CA	Actual/360	4.343%	166,860.19	129,374.49	0.00	09/01/24	09/01/35	--	46,104,588.51	45,975,214.02	10/01/25
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	169,093.75	0.00	0.00	N/A	08/06/24	07/06/26	43,750,000.00	43,750,000.00	10/06/25
16	302581016	OF	Memphis	TN	Actual/360	5.067%	113,983.46	54,794.34	0.00	N/A	08/01/24	--	26,991,643.41	26,936,849.07	10/01/25
19	302581019	SS	Various	Various	Actual/360	4.720%	2,102.71	172,068.71	0.00	N/A	09/01/29	--	534,586.15	362,517.44	10/01/25
38	302581038	RT	Florence	SC	Actual/360	4.590%	22,680.37	13,802.97	0.00	N/A	08/05/24	--	5,929,508.01	5,915,705.04	10/05/24
Totals							1,220,142.85	509,723.02	0.00				321,744,537.75	321,234,814.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	4,049,479.25	01/01/25	03/31/25	09/11/24	0.00	0.00	0.00	0.00	0.00	0.00
2	27,593,331.00	6,753,042.64	01/01/25	03/31/25	--	0.00	0.00	494,101.83	1,483,544.58	0.00	0.00
7	3,378,392.00	1,938,939.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,418,173.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	730,437.30	01/01/25	03/31/25	07/11/25	0.00	0.00	0.00	0.00	0.00	0.00
19	8,846,967.17	9,159,856.41	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	604,997.00	(53,110.27)	01/01/25	03/31/25	10/14/25	1,222,452.17	22,448.21	31,535.99	411,548.40	0.00	0.00
Totals	50,841,860.17	22,578,644.33				1,222,452.17	22,448.21	525,637.82	1,895,092.98	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	302581007	57,482.86	Partial Liquidation (Curtailment)	0.00	0.00
Totals		57,482.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	1	93,294,529.16	0	0.00	1	5,915,705.04	0	0.00	0	0.00	1	57,482.86	0	0.00	4.550621%	4.356554%	(14)
09/17/25	1	93,434,211.67	0	0.00	0	0.00	1	5,929,508.01	0	0.00	0	0.00	1	57,634.09	0	0.00	4.550727%	4.395388%	(13)
08/15/25	1	93,561,532.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,631.44	1	46,620,948.96	4.550827%	4.395651%	(12)
07/17/25	1	93,688,353.61	0	0.00	0	0.00	0	0.00	0	0.00	1	46,738,091.25	1	57,634.08	0	0.00	4.561815%	4.393444%	(11)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,632.90	0	0.00	4.561915%	4.393677%	(10)
05/16/25	0	0.00	0	0.00	1	43,750,000.00	0	0.00	0	0.00	0	0.00	1	57,705.61	0	0.00	4.562010%	4.393900%	(9)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,508.58	0	0.00	4.562108%	4.394130%	(8)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,477.69	0	0.00	4.562202%	4.394349%	(6)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	214,137.59	0	0.00	4.562307%	4.394595%	(5)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	105,000,000.00	1	405,262.27	0	0.00	4.562308%	4.394784%	(4)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,264.42	0	0.00	4.562196%	4.394941%	(3)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,245.69	0	0.00	4.562323%	4.395172%	(2)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100292	07/11/25	2	2	494,101.83	1,483,544.58	0.00	93,688,353.61	09/25/25	13
38	302581038	10/05/24	11	5	31,535.99	411,548.40	1,050.00	6,074,182.34	09/18/24	2		08/05/25
Totals					525,637.82	1,895,092.98	1,050.00	99,762,535.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,852,554	131,936,849	0		5,915,705
0 - 6 Months		0	0	0		0
7 - 12 Months		43,750,000	43,750,000	0		0
13 - 24 Months		93,294,529	0	93,294,529		0
25 - 36 Months		0	0	0		0
37 - 48 Months		362,517	362,517	0		0
49 - 60 Months		0	0	0		0
> 60 Months		45,975,214	45,975,214	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	321,234,815	222,024,581	0	93,294,529	0	5,915,705
Sep-25	321,744,538	195,389,175	120,425,855	0	0	5,929,508
Aug-25	322,228,831	195,682,378	93,561,532	27,042,417	5,942,504	0
Jul-25	369,449,295	242,712,524	93,688,354	0	33,048,418	0
Jun-25	370,076,198	364,107,098	0	0	5,969,100	0
May-25	370,670,853	293,741,709	0	0	76,929,144	0
Apr-25	371,293,142	294,296,747	0	0	76,996,395	0
Mar-25	371,882,850	294,824,073	0	0	77,058,777	0
Feb-25	372,560,429	295,425,736	0	0	77,134,693	0
Jan-25	373,301,161	296,104,674	0	0	77,196,487	0
Dec-24	374,229,406	191,971,390	0	0	182,258,016	0
Nov-24	374,785,908	219,974,201	0	0	154,811,707	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	302581001	105,000,000.00	105,000,000.00	205,000,000.00	08/01/25	3,884,217.25	1.91200	03/31/25	08/01/24	I/O
2	883100292	93,294,529.16	93,688,353.61	555,000,000.00	07/16/14	6,628,187.14	1.15650	03/31/25	08/11/24	286
16	302581016	26,936,849.07	26,936,849.07	28,100,000.00	05/26/25	575,327.80	1.13620	03/31/25	08/01/24	226
38	302581038	5,915,705.04	6,074,182.34	5,440,000.00	09/19/25	(76,080.52)	(0.69510)	03/31/25	08/05/24	226
Totals		231,147,083.27	231,699,385.02	793,540,000.00		11,011,651.67

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	302581001	OF	NY	08/06/24	4
Lender continues to monitor loan and property performance. Loan payments are current through September.

2	883100292	MU	NY	09/25/25	13
Special Servicer comments are not available for this cycle.

16	302581016	OF	TN	08/08/24	2

In November 2024, the court granted Special Servicer's appointment of Avison Young as Receiver. As of July 2025 the newly appointed Receiver is fully engaged in leasing efforts. As of late September 2026, the volume of leasing activity has been be tte r than expected. Expect stabilization by end of year 2025 and subsequent sale.

38	302581038	RT	SC	09/18/24	2

The loan transferred to Special Servicing on 9/18/2024 due the loan entering maturity default on the 8/5/2024 maturity date. Special Servicer has reached out to the Borrower who has all signatures and executed the PNL. Big Lots has vacated.

Lender has approved new leases to replacement tenants. Borrower has not delivered a proposal. Lender has filed for foreclosure and is seeking the appointment of a Receiver once the order of reference is entered.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	302581001	0.00	4.45250%	0.00	4.45250%	10	01/10/25	01/10/25	01/13/25
5	302581005	0.00	4.63700%	0.00	4.63700%	10	06/26/25	06/06/25	09/11/24
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
7	302581007	0.00	4.34300%	0.00	4.34300%	2	09/01/24	10/01/24	10/01/24
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67150%	7,805,710.52	4.67150%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67150%	0.00	4.67150%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	302581005	08/15/25	46,738,091.25	53,000,000.00	50,260,853.75	905,528.28	50,260,853.75	49,355,325.47	0.00	0.00	0.00	0.00	0.00%
6	883100288	09/15/23	54,501,788.40	203,000,000.00	0.00	0.00	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	43.32%
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
34	883100283	10/18/24	8,622,119.14	4,100,000.00	4,931,199.59	4,931,199.59	4,931,199.59	0.00	8,622,119.14	0.00	0.00	8,622,119.14	89.81%
35	302581035	02/17/23	7,372,350.82	7,500,000.00	7,079,029.15	744,271.62	7,079,029.15	6,334,757.53	1,037,593.29	0.00	33,929.38	1,003,663.91	11.53%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	14,711.14	715,516.98	11.54%
44	302581044	05/17/24	4,715,490.16	3,900,000.00	2,574,698.91	1,183,984.89	2,574,698.91	1,390,714.02	3,324,776.14	0.00	76,206.45	3,248,569.69	57.90%
51	302581051	05/17/24	3,992,616.48	4,500,000.00	3,969,979.92	402,418.66	3,969,979.92	3,567,561.26	425,055.22	0.00	135,708.73	289,346.49	6.09%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	1,948.00	(1,948.00)	0.05%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	0.00	4,050.45	(4,050.45)	0.12%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			151,097,635.28	311,770,000.00	96,993,170.95	10,607,226.96	96,494,629.93	85,887,402.97	37,968,483.36	0.00	266,554.15	37,701,929.21

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/15/25	0.00	475,872.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	1,246,816.57	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	292,686.13	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	333,269.89	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	310,582.61	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	314,492.27	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	286,350.48	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	1,038,361.69	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00
5	302581005	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	883100288	09/15/23	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	883100283	10/18/24	0.00	0.00	8,622,119.14	0.00	0.00	8,622,119.14	0.00	(3,764,176.96)	4,857,942.18
35	302581035	10/18/24	0.00	0.00	1,003,663.91	0.00	0.00	11,040.00	0.00	0.00	1,003,663.91
		07/17/24	0.00	0.00	992,623.91	0.00	0.00	50.00	0.00	0.00
		06/17/24	0.00	0.00	992,573.91	0.00	0.00	172.54	0.00	0.00
		12/15/23	0.00	0.00	992,401.37	0.00	0.00	(10,000.00)	0.00	0.00
		10/17/23	0.00	0.00	1,002,401.37	0.00	0.00	(35,191.92)	0.00	0.00
		02/17/23	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29	0.00	0.00
43	302581043	04/17/23	0.00	0.00	715,516.98	0.00	0.00	(14,711.14)	0.00	0.00	715,516.98
		04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00
44	302581044	04/17/25	0.00	0.00	3,248,569.69	0.00	0.00	6,761.88	0.00	0.00	3,248,569.69
		01/17/25	0.00	0.00	3,241,807.81	0.00	0.00	(82,968.33)	0.00	0.00
		05/17/24	0.00	0.00	3,324,776.14	0.00	0.00	3,324,776.14	0.00	0.00
51	302581051	01/17/25	0.00	0.00	289,346.49	0.00	0.00	(52,770.83)	0.00	0.00	289,346.49
		10/18/24	0.00	0.00	342,117.32	0.00	0.00	(82,937.90)	0.00	0.00
		05/17/24	0.00	0.00	425,055.22	0.00	0.00	425,055.22	0.00	0.00
55	623100134	10/17/23	0.00	0.00	(1,948.00)	0.00	(1,948.00)	0.00	0.00	0.00	0.00
		07/17/23	0.00	0.00	(18,131.85)	0.00	(18,131.85)	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
55	623100134	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	07/17/23	0.00	0.00	(4,050.45)	0.00	(4,050.45)	0.00	0.00	0.00	0.00
		11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	5,352,584.64	37,701,929.21	0.00	(124,130.30)	37,707,927.66	0.00	(3,764,176.96)	33,943,750.70

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	3,244.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	(18,836.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,623.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	1,235.31	0.00	0.00	4,610.85	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(8,733.99)	0.00	0.00	4,610.85	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(4,123.14)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28